Loans and borrowings (Details 4) - INR (₨) ₨ in Millions		Mar. 31, 2021	Mar. 31, 2020
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures		₨ 3,800
Foreign currency loans	[1]		₨ 3,783
Obligations under leases		3,363	1,787
Borrowings		7,163	5,570	[1]
2021
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	[1]		3,783
Obligations under leases	[1]		483
Borrowings	[1]		4,226
2022
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures		0
Foreign currency loans	[1]		0
Obligations under leases		864	359	[1]
Borrowings		864	359	[1]
2023
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures		0
Foreign currency loans	[1]		0
Obligations under leases		802	267	[1]
Borrowings		802	267	[1]
2024
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures		3,800
Foreign currency loans	[1]		0
Obligations under leases		745	249	[1]
Borrowings		4,545	249	[1]
2025
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures		0
Foreign currency loans	[1]		0
Obligations under leases		734	286	[1]
Borrowings		734	286	[1]
2026
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures		0
Obligations under leases		118
Borrowings		118
Thereafter
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures		0
Foreign currency loans	[1]		0
Obligations under leases		100	143	[1]
Borrowings		₨ 100	₨ 143	[1]

[1]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs.